Long-term Debt and Convertible Preferred Stock Warrants - Schedule of Warrants Issued (Details) - $ / shares	Mar. 25, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Warrants outstanding (in shares)	164,973	148,994
Series D Convertible Preferred Stock, Issued 1/22/2015
Debt Instrument [Line Items]
Exercise Price Per Share (in dollars per share)	$ 2.2600
Warrants outstanding (in shares)	13,382	13,382
Series D Convertible Preferred Stock, Issued 4/20/2015
Debt Instrument [Line Items]
Exercise Price Per Share (in dollars per share)	$ 2.2600
Warrants outstanding (in shares)	13,382	13,382
Series E1 Convertible Preferred Stock, Issued 2/7/2019
Debt Instrument [Line Items]
Exercise Price Per Share (in dollars per share)	$ 6.2581
Warrants outstanding (in shares)	63,917	63,917
Series F Convertible Preferred Stock, Issued 5/29/2020
Debt Instrument [Line Items]
Exercise Price Per Share (in dollars per share)	$ 6.8839
Warrants outstanding (in shares)	10,376	10,376
Series E1 Convertible Preferred Stock, Issued 8/14/2020
Debt Instrument [Line Items]
Exercise Price Per Share (in dollars per share)	$ 6.2581
Warrants outstanding (in shares)	31,958	31,958
Series E1 Convertible Preferred Stock, Issued 11/25/2020
Debt Instrument [Line Items]
Exercise Price Per Share (in dollars per share)	$ 6.2581
Warrants outstanding (in shares)	15,979	15,979
Series E1 Convertible Preferred Stock, Issued 2/28/2021
Debt Instrument [Line Items]
Exercise Price Per Share (in dollars per share)	$ 6.2581
Warrants outstanding (in shares)	15,979	0